Financial Instruments (Estimated Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill impairment	$ 0	$ 360,557
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Direct Finance Lease Receivables, Fair Value Disclosure	528	1,030
Series B Debenture, Fair Value Disclosure	0	86,900
2005 Seneca IRB Facility, Fair Value Disclosure	45,400	45,300
Term B Facility, FairValue	538,500	0
Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill, Northeast, Fair Value Disclosure		51,687
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Direct Finance Lease Receivables, Fair Value Disclosure	512	790
Series B Debenture, Fair Value Disclosure	0	57,030
2005 Seneca IRB Facility, Fair Value Disclosure	45,000	45,000
Term B Facility, FairValue	497,560	0
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill, Northeast, Fair Value Disclosure		412,244
Change During Period, Fair Value Disclosure [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill impairment		$ 360,557